Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	George Putnam Balanced Fund
Entity Central Index Key	0000081259
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class A
Trading Symbol	PGEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of George Putnam Balanced Fund returned 15.02%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	15.02	8.31	10.31
Class A (with sales charge)	8.40	7.04	9.66
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class C
Trading Symbol	PGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.61%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of George Putnam Balanced Fund returned 14.15%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	14.15	7.50	9.64
Class C (with sales charge)	13.15	7.50	9.64
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class M
Trading Symbol	PGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$146	1.36%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class M shares of George Putnam Balanced Fund returned 14.41%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class M	14.41	7.77	9.76
Class M (with sales charge)	10.41	7.01	9.37
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R
Trading Symbol	PGPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of George Putnam Balanced Fund returned 14.73%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	14.73	8.04	10.04
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[10]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R5
Trading Symbol	PGELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R5 shares of George Putnam Balanced Fund returned 15.28%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R5	15.28	8.58	10.60
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[13]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class R6
Trading Symbol	PGEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of George Putnam Balanced Fund returned 15.35%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	15.35	8.66	10.69
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[16]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[17],[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	George Putnam Balanced Fund
Class Name	Class Y
Trading Symbol	PGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about George Putnam Balanced Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of George Putnam Balanced Fund returned 15.31%. The Fund compares its performance to the George Putnam Blended Index†, which returned 12.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company.
↑	Overweight position in Lam Research, a semiconductor equipment company.
↑	In fixed income, overweight in investment-grade corporate credit, security selection in Carnival Corp and Meta, and certain issuers in the banking sector.

Top detractors from performance:
↓	Underweight position in Micron Technology, a memory chip company.
↓	Overweight position in Microsoft, a software company.
↓	In fixed income, overweight in FMC, a chemicals company that was downgraded to high yield.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	15.31	8.58	10.59
Russell 3000 Index	19.60	11.82	14.56
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
George Putnam Blended Index†	12.72	7.73	9.83
[19]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,395,526,534
Holdings Count | $ / shares	770
Advisory Fees Paid, Amount	$ 11,248,225
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$2,395,526,534
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	770
Total Management Fee Paid	$11,248,225
Portfolio Turnover Rate	104%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[20],[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Certain categories may represent less than 0.1%.

[19]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
†	Certain categories may represent less than 0.1%.